Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 1,279,788	€ 1,143,980	€ 954,946
Denominators:
Weighted average number of shares outstanding	306,563,400	305,748,381	304,440,184
Potentially dilutive shares	719,912	580,313	824,990
Basic earnings per share (in dollars per share)	€ 4.17	€ 3.74	€ 3.14
Fully diluted earnings per share (in dollars per share)	€ 4.16	€ 3.73	€ 3.13